Related Parties Transactions (Details) - Schedule of Transactions with Related Parties: - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Stony Holdings Limited [Member]
Related Party Transaction [Line Items]
Loan from related parties	$ 84,991
Ufintek Group Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Loan from related parties		561,703	18,229
Loan repayment to related parties	3,638
Yu Fan [Member]
Related Party Transaction [Line Items]
Loan from related parties	269,986	7,356	178,159
Loan repayment to related parties		45,102	114,465
Wang Yizhou [Member]
Related Party Transaction [Line Items]
Advance payment from a related party		1,524
Reimbursement for advance payment from a related party	1,524
Service fees paid to a related party		$ 751